Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Operating Segment	The Company’s primary measure of segment performance is segment net income (loss). Other key measures reviewed by the CODM include segment revenue, segment gross profit, significant segment expenses (selling expenses and general and administrative expenses), and segment assets.
	For the years ended December 31,
	2025	2024	2023
Revenue
— Hong Kong Trading	$8,961,686	$7,282,272	$5,461,367
— PRC Manufacturing	25,080,099	38,102,258	46,155,510
Elimination of internal transaction (note 1)	(506,434)	(521,100)	(188,823)
Total revenue	$33,535,351	$44,863,430	$51,428,054

Cost of sales
— Hong Kong Trading	$6,978,182	$5,655,693	$4,341,978
— PRC Manufacturing	21,224,333	28,323,614	36,418,495
Elimination of internal transaction (note 1)	(586,977)	(521,100)	(227,396)
Total cost of sales	$27,615,538	$33,458,207	$40,533,077

	For the years ended December 31,
	2025	2024	2023
Gross profit
— Hong Kong Trading	$1,983,504	$1,626,579	1,119,389
— PRC Manufacturing	3,855,766	9,778,644	9,737,015
Elimination of internal transaction (note 1)	80,543	—	38,573
Total gross profit	$5,919,813	$11,405,223	10,894,977

Selling expenses
— Hong Kong Trading	$661,262	$417,823	190,198
— PRC Manufacturing	1,144,930	5,924,928	2,519,178
Total selling expenses	$1,806,192	$6,342,751	2,709,376

General and administrative expenses
— Hong Kong Trading	$2,374,450	$2,268,421	1,756,780
— PRC Manufacturing	1,265,653	954,538	1,193,408
Elimination of internal transaction (note 1)	80,543	—	—
Total general and administrative expenses	$3,720,646	$3,222,959	2,950,188

	For the years ended December 31,
	2025	2024	2023
Segment net income (loss):
— Hong Kong Trading	$2,445,459	$5,059,493	$2,780,297
— PRC Manufacturing	495,604	1,379,362	3,995,034
Elimination of internal transaction (note 2)	(2,384,234)	(6,799,871)	(3,742,754)
Total segment net income (loss)	$556,829	$(361,016)	$3,032,577
	As of December 31,
Segment assets	2025	2024
— Hong Kong Trading	$30,803,643	$17,112,819
— PRC Manufacturing	35,824,110	36,286,620
Elimination of internal transaction (note 3)	(17,502,656)	(14,093,614)
Total segment assets	$49,125,097	$39,305,825
1.	The internal transaction represents sales from PRC Manufacturing segment to Hong Kong trading segment.

2.	The internal transaction mainly represents dividend income distributed from PRC Manufacturing segment to Hong Kong trading segment.

3.	The internal transaction mainly represents Hong Kong Trading segment’s investment in PRC Manufacturing segment, in the form of investment in subsidiary.

The following table summarized the Company’s long-lived assets, including property, plant and equipment, net, intangible assets, net, and operating lease right-of-use assets, net by geographical regions:

	As of December 31,
Long-lived assets	2025	2024
—HK	$524,634	$56,637
—PRC	5,650,058	5,768,949
Total long-lived assets	$6,174,692	$5,825,586